Description of Business, Organization, and Basis of Presentation (Details 4) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Net cash provided by/ (used in) operating activities	¥ 1,299,113,604	¥ 1,324,785,868	¥ 1,286,649,584
Net cash (used in)/provided by investing activities	4,936,453,741	649,261,520	(9,583,892,655)
Net cash provided by/ (used in) financing activities	(7,695,705,050)	(2,548,924)	9,256,740,263
Variable Interest Entites, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net cash provided by/ (used in) operating activities	(426,302,852)	367,720,114	3,858,370,455
Net cash (used in)/provided by investing activities	4,207,318,357	274,412,708	(8,905,181,155)
Net cash provided by/ (used in) financing activities	¥ (5,262,323,314)	¥ 909,251,326	¥ 5,916,858,297